Interim Condensed Consolidated Statements of Financial Position - EUR (€) € in Thousands		Jun. 30, 2024		Dec. 31, 2023
Non-Current Assets
Property, plant and equipment		€ 72,621	[1]	€ 76,183
Right-of-use assets		34,128	[1]	35,423
Intangible assets		99,358	[1]	94,049
Goodwill		11,080	[1]	13,385
Non-current financial assets		1,579	[1]	1,521
Tax credit receivables		5,847	[1]	6,056
Total Non-Current Assets		224,613	[1]	226,617
Current Assets
Inventories		84,907	[1]	92,478
Trade and other financial receivables		42,590	[1]	43,416
Other receivables		5,470	[1]	8,429
Current financial assets		6,002	[1]	5,810
Deferred charges		1,922	[1]	1,276
Advance payments		4,057	[1]	4,357
Cash and cash equivalents		59,748	[1]	101,158
Total Current Assets		204,696	[1]	256,924
Total Assets		429,309	[1]	483,541
Equity
Share capital		50,646	[1]	50,352
Share premium		489,598	[1]	481,615
Accumulated deficit		(478,429)	[1]	(420,195)
Other equity components		26,022	[1]	32,149
Foreign currency translation reserve		9,741	[1]	5,868
Total Equity attributable to owners of the Company		97,578	[1]	149,789
Non-controlling interest		21	[1]	22
Total equity		97,599	[1]	149,811
Non-Current Liabilities
Loans and borrowings		90,925	[1]	80,861
Lease liabilities		33,232	[1]	34,063
Provisions		14,956	[1]	13,836
Government grants		4,568	[1]	4,849
Deferred tax liabilities		8,694	[1]	9,347
Long term deferred income	[1]	2,678
Total Non-Current Liabilities		155,053	[1]	142,956
Current Liabilities
Loans and borrowings		125,757	[1]	126,496
Derivative warrants liabilities		1,977	[1]	3,119
Lease liabilities		4,855	[1]	4,914
Trade and other financial payables		36,948	[1]	45,081
Other payables		4,198	[1]	6,209
Provisions		1,619	[1]	1,752
Government grants		500	[1]	551
Contract liabilities		803	[1]	2,652
Total Current Liabilities		176,657	[1]	190,774
Total Liabilities		331,710	[1]	333,730
Total Equity and Liabilities		€ 429,309	[1]	€ 483,541

[1]	Unaudited